Related Party Transactions - Schedule of Transactions with Related Parties (Details) - Mr. Tian Peiqing ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)
Related Party Transaction [Line Items]
Purchases of services provided by other entities controlled by related party	¥ 4,463	$ 705	¥ 4,221	¥ 2,769
Services provided to other entities controlled by related party	5,472	865
Revenue collected on behalf of group by other entity controlled by related party	161	25	20	622
Shanghai Fuxi Network Co. Ltd.
Related Party Transaction [Line Items]
Purchases of services provided by other entities controlled by related party	3,884	614	3,613	2,769
Services provided to other entities controlled by related party	5,472	865
Shanghai Jiaxin Travel Agency
Related Party Transaction [Line Items]
Purchases of services provided by other entities controlled by related party	579	91	608
Revenue collected on behalf of group by other entity controlled by related party	¥ 161	$ 25	¥ 20	¥ 622